UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  August 31, 2016

Item 1. Reports to Stockholders.

Annual Report
August 31, 2016

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE U.S. EQUITY FUND
Ticker: VUSE

VIDENT CORE U.S. BOND STRATEGY ETF
Ticker: VBND

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND

Dear Vident International Equity Fund Shareholders,

Thank you for your investment in the Vident International Equity Fund (the “Fund” or “VIDI”). The information presented in this Report relates to the operations of VIDI for the fiscal period ended August 31, 2016.

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident Core International Equity Index developed by Vident Financial, LLC (the “Index Provider”).  This index is a rules-based, systematic strategy of global equity securities of issuers domiciled outside the United States.  The index seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience.

For the fiscal period ended on August 31st, 2016, the Fund’s total return (based on its share price) was +6.55%.  At the NAV level, its return was +5.68%.  VIDI continued to pay a quarterly distribution in each quarter during the year.

The largest positive contributor to return for the period was Glencore PLC (GLEN LN), gaining 81.82% and adding 0.43% to the return of the Fund.  The second largest contributor was Evolution Mining Ltd. (EVN AU), gaining 126.80% and contributing 0.38% to the return of the Fund.  The third most positive contributor for the period was Bluescope Steel Ltd. (BSL AU), gaining 126.92% and adding 0.37% to the return of the Fund.

The largest negative contributor to return for the period was Intl. Consolidated Airlines Group SA (IAG GK), down 37.80% and detracting 0.20% from the return of the Fund.  The second largest negative contributor was Mitsubishi Motors Corp. (7211 JT), down 41.73% and detracting 0.20% from the return of the Fund.  The third largest detractor to return for the period was China Taiping Insurance Holdings Co. Ltd. (966 HK), declining 31.04% and reducing the return of the Fund by 0.17%.

We appreciate your investment in the Vident International Equity Fund.

Sincerely

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT CORE U.S. EQUITY FUND

Dear Vident Core U.S. Equity ETF Shareholders,

Thank you for your investment in the Vident Core U.S. Equity ETF (the “Fund” or “VUSE”). The information presented in this Report relates to the operations of VUSE for the fiscal period ended August 31, 2016.

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident Core U.S. Stock Index developed by Vident Financial, LLC (the “Index Provider”).  This index strategy is a rules-based, systematic strategy index of equity securities of issuers domiciled and traded in the United States.  The index uses forensic accounting and governance screens; the index construction process systematically selects higher quality stocks with more favorable valuations and with a confirming price trend to create a well-diversified set of U.S. equities exposures, without the stock concentrations commonly observed in most capitalization weighted indices.

For the fiscal period ended on August 31st, 2016, the Fund’s total return (based on its share price) was +6.54%.  At the NAV level, its return was +6.61%.  VUSE continued to pay a quarterly distribution in each quarter during the year.

The largest positive contributor to return for the period was Southwestern Energy Co. (SWN), gaining 117.94% and adding 0.60% to the return of the Fund.  The second largest contributor was Nvidia Corp. (NVDA), gaining 156.53% and contributing 0.47% to the return of the Fund.  The third most positive contributor for the period was Tyson Foods Inc. – Class A (TSN), gaining 80.45% and adding 0.37% to the return of the Fund.

The largest negative contributor to return for the period was CVR Energy Inc. (CVI), down 58.04% and detracting 0.29% from the return of the Fund.  The second largest negative contributor was Alon USA Energy Inc. (ALJ), down 59.94% and detracting 0.27% from the return of the Fund.  The third largest detractor to return for the period was Western Refining Inc. (WNR), declining 48.91% and reducing the return of the Fund by 0.26%.

We appreciate your investment in the Vident Core U.S. Equity ETF.

Sincerely

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT CORE U.S. BOND STRATEGY ETF

Dear Vident Core U.S. Bond Strategy ETF Shareholders,

Thank you for your investment in the Vident Core U.S. Bond Strategy ETF (the “Fund” or “VBND”). The information presented in this Report relates to the operations of VBND for the fiscal period ended August 31, 2016.

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident Core U.S. Bond Index developed by Vident Financial, LLC (the “Index Provider”).  This index strategy seeks to diversify interest rate and credit risks through the application of time-tested principles developed by Vident Financial.  It applies a systematic, rules-based selection process and diversifies across fixed-income sectors, screening corporate bond issuers for strong leadership and governance and creditworthiness.

For the fiscal period ended on August 31st, 2016, the Fund’s total return (based on its share price) was +5.66%.  At the NAV level, its return was +5.76%.  VBND made regular quarterly distributions to shareholders during the fiscal period.

In the fixed income market, yields are generally lower (prices higher) than where they were twelve months ago, but the path to these lower yield levels has been uneven.  During the final four months of 2015, yields were generally rising in anticipation of a Federal Reserve move to tighten monetary policy.  In fact, the Federal Reserve finally delivered by increasing the Fed funds rate by a quarter-point at its December 2015 meeting.

However, yields quickly moved the other direction in 2016.  Investors drove down the yield (raised the price) of bonds during the first half of 2016 for a variety of reasons, including:  concerns about slowing global growth, particularly China; impacts from negative interest rate policies being pursued by other central banks such as the Bank of Japan and the European Central Bank; and uncertainty created by the Brexit vote in the United Kingdom.

Shortly after the Brexit vote in June 2016, the yield on the 10-year Treasury note reached a record low of 1.36%.  Since that point, interest rates have gradually moved higher as the markets re-focused on signs of fundamental improvements in the US economy and as investors began to speculate about the timing of the next Federal Reserve move.

Performance in the investment grade and high yield corporate bond sectors also benefitted VBND, as investor desire for yield helped to drive credit spreads tighter.

We appreciate your investment in the Vident Core U.S. Bond Strategy ETF.

Sincerely

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT FUNDS

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Fund holdings are subject to change and are not recommendations to buy or sell any security.  For more complete information regarding performance and holdings, please refer to the schedule of investments on pages 14-44.

Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price. Redemptions are limited and often commissions are charged on each trade. VIDI is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries. VIDI and VBND may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility. VBND may make investments in debt securities. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments. VBND may also invest in asset backed and mortgage backed securities which include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The performance of the funds may diverge from that of the Index. Because the Funds employ a representative sampling strategy and may also invest up to 20% of its assets in securities that are not included in the Index, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the index. The Funds invest in securities included in, or representative of securities included in, the index, regardless of their investment merits. Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Vident International Equity IndexTM (Bloomberg Symbol: VIDIX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth.  The Vident Core US Equity IndexTM (Bloomberg Symbol: VIUSX) is a strategy which seeks to apply principles-based reasoning, expressed through innovative risk design to address the risks and opportunities of US equity investing.  It is not possible to invest directly in an index.  The Vident Core U.S. Bond Strategy Index TM (Bloomberg Symbol: VBNDX) is a strategy which seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a Prospectus.

VIDENT INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2016 (Unaudited)

Percentage of
Country	Net Assets
Australia	6.9%
Austria	0.4%
Brazil	1.1%
Canada	4.4%
China	5.6%
Denmark	1.9%
Finland	1.0%
France	1.5%
Germany	5.3%
Hong Kong	4.0%
India	0.5%
Indonesia	0.5%
Ireland	0.7%
Israel	0.8%
Italy	1.3%
Japan	5.9%
Malaysia	2.8%
Mexico	1.5%
Netherlands	2.7%
Norway	2.7%
Peru	0.5%
Poland	1.4%
Portugal	0.1%
Republic of Korea	7.7%
Russian Federation	1.8%
Singapore	6.6%
South Africa	1.8%
Spain	1.6%
Sweden	3.8%
Switzerland	4.9%
Taiwan	7.1%
Thailand	4.7%
Turkey	4.7%
United Kingdom	1.4%
Investments Purchased
with Securities
Lending Collateral	4.5%
Short-term Investments	0.2%
Liabilities in excess
of other assets	-4.3%
Total	100.0%

VIDENT CORE U.S. EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2016 (Unaudited)

Percentage of
Sector	Net Assets
Consumer Discretionary	15.4%
Consumer Staples	8.7%
Energy	7.3%
Financials	13.2%
Healthcare	10.2%
Industrials	11.7%
Information Technology	19.1%
Materials	4.2%
Real Estate	1.5%
Telecommunication Services	3.0%
Utilities	4.0%
Exchange Traded Funds	1.5%
Investments Purchased with Securities Lending Collateral	7.8%
Short-term Investments	0.1%
Liabilities in excess of other assets	-7.7%
Total	100.0%

VIDENT CORE U.S. BOND STRATEGY ETF

PORTFOLIO ALLOCATION
As of August 31, 2016 (Unaudited)

Percentage of
Asset Type	Net Assets
Corporate Bonds	34.8%
Mortgage Backed Securities – U.S. Government Agency	12.5%
U.S. Government Agency Issues	0.4%
U.S. Government Notes/Bonds	51.7%
Short-term Investments	9.9%
Liabilities in excess of other assets	-9.3%
Total	100.0%

VIDENT INTERNATIONAL EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 29, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT INTERNATIONAL EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Since
Year Ended August 31, 2016	Year	Inception(1)
Vident International Equity Fund – NAV	5.68%	-3.26%
Vident International Equity Fund – Market	6.55%	-3.49%
Vident Core International Equity Index/
Vident International Equity Index(2)(3)	6.75%	-2.12%
MSCI AC World Index ex USA – Net(2)(4)	2.92%	-1.66%

The performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated December 31, 2015, as supplemented August 30, 2016, is 0.68%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is October 29, 2013.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core International Equity Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident International Equity Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core International Equity Index, and performance shown for periods prior to January 6, 2016 is that of the Vident International Equity Index.

(4)
MSCI AC World Index ex USA – Net captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 23 Emerging Markets countries. With over 1,800 constituents, the index covers approximately 85% of the global equity opportunity set outside the U.S.

VIDENT CORE U.S. EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on January 21, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT CORE U.S. EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Since
Year Ended August 31, 2016	Year	Inception(1)
Vident Core U.S. Equity Fund – NAV	6.61%	3.89%
Vident Core U.S. Equity Fund – Market	6.54%	3.90%
Vident Core U.S. Stock Equity Index/
Vident Core U.S. Equity Index(2)(3)	6.40%	3.62%
MSCI US IMI Index – Net(2)(4)	10.90%	7.40%

The performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated December 31, 2015, as supplemented August 30, 2016 is 0.57%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is January 21, 2014.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Stock Equity Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Equity Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core U.S. Stock Equity Index, and performance shown for periods prior to January 6, 2016 is that of the Vident Core U.S. Equity Index.

(4)
MSCI US IMI Index – Net is designed to measure the performance of the large, mid and small cap segments of the U.S. market. With over 2,400 constituents, the index covers approximately 99% of the free float-adjusted market capitalization in the U.S.

VIDENT CORE U.S. BOND STRATEGY ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 15, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT CORE U.S. BOND STRATEGY ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Since
Year Ended August 31, 2016	Year	Inception(1)
Vident Core U.S. Bond Strategy ETF – NAV	5.76%	2.99%
Vident Core U.S. Bond Strategy ETF – Market	5.66%	2.94%
Vident Core U.S. Bond Index/
Vident Core U.S. Bond Strategy Index(2)(3)	6.57%	4.08%
Citigroup US Broad Investment-Grade Bond Index(2)(4)	6.01%	3.83%

The performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated December 31, 2015, as supplemented August 30, 2016 is 0.48%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is October 15, 2014.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Bond Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Bond Strategy Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core U.S. Bond Index, and performance shown for periods prior to January 6, 2016 is that of the Vident Core U.S. Bond Strategy Index.

(4)
Citigroup U.S. Broad Investment-Grade Bond Index tracks the performance of the U.S. Dollar-denominated bonds issued in the U.S. investment-grade bond market. Introduced in 1985, the index includes treasury, government sponsored, collateralized, and corporate debt providing a reliable representation of the U.S. investment-grade bond market. Sub-indices are available in any combination of asset class, maturity, and rating.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016

Shares	Security Description	Value
COMMON STOCKS – 99.6%

	Australia – 6.9%
186,622	AGL Energy Ltd.	$2,601,751
738,389	Aurizon Holdings Ltd.	2,436,176
474,381	BlueScope Steel Ltd.	3,098,176
137,605	CIMIC Group Ltd.	3,062,186
29,545	Cochlear Ltd.	3,128,629
601,953	CSR Ltd.	1,560,776
81,266	Flight Centre Travel Group Ltd. (a)	2,250,637
455,616	Fortescue Metals Group Ltd.	1,677,854
103,197	JB Hi-Fi Ltd.	2,302,694
1,260,816	Medibank Private Ltd.	2,548,960
1,339,588	Metcash Ltd. (a)(b)	2,204,826
297,468	Mineral Resources Ltd.	2,535,201
440,627	OZ Minerals Ltd.	2,116,075
1,255,939	Qantas Airways Ltd.	3,058,247
63,148	Sonic Healthcare Ltd. (b)	1,091,557
568,348	St Barbara Ltd. (b)	1,208,815
90,787	Wesfarmers Ltd.	2,895,730
36,056	WorleyParsons Ltd. (a)(b)	221,119
		39,999,409
	Austria – 0.4%
80,123	OMV AG	2,245,053

	Brazil – 1.1%
462,300	JBS SA	1,782,372
354,300	Petrol Brasileiro SA (b)	1,405,482
429,300	Qualicorp SA	2,996,538
		6,184,392
	Canada – 4.4%
233,999	Air Canada (b)	1,598,773
26,888	Canadian Tire Corporation Ltd.	2,754,205
17,395	George Weston Ltd.	1,497,556
44,483	Great-West Lifeco, Inc. (a)	1,062,382
50,330	Linamar Corporation	2,077,062
52,751	Loblaw Companies Ltd.	2,870,050
72,552	Magna International, Inc.	2,921,665
203,996	Manulife Financial Corporation	2,782,895

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value
COMMON STOCKS (Continued)

	Canada (Continued)
78,198	Metro, Inc. (a)	$2,655,894
119,128	Power Corporation of Canada	2,518,094
85,802	Sun Life Financial, Inc. (a)	2,707,402
		25,445,978
	China – 5.6%
185,500	Anhui Conch Cement Company Ltd.	521,286
3,175,000	Belle International Holdings Ltd.	2,062,765
4,033,000	China Construction Bank Corporation	3,015,308
3,867,369	China Petroleum & Chemical Corporation	2,806,722
1,316,500	China Railway Construction Corporation Ltd.	1,610,506
5,450,300	China Telecom Corporation Ltd.	2,817,346
2,215,100	CNOOC Ltd.	2,721,207
942,000	CSPC Pharmaceutical Group Ltd.	914,369
4,545,700	Geely Automobile Holdings Ltd.	3,644,740
2,157,000	Guangzhou Automobile Group Company Ltd.	2,969,592
4,995,000	Industrial & Commercial Bank of China Ltd.	3,174,372
12,346,000	Semiconductor Manufacturing
	International Corporation (b)	1,352,759
373,700	Shanghai Pharmaceuticals Holding Company Ltd.	1,026,073
1,964,000	Sinopec Shanghai Petrochemical Company Ltd.	1,015,223
297,200	Sinopharm Group Company Ltd.	1,522,865
1,310,000	Weichai Power Company Ltd.	1,653,215
		32,828,348
	Denmark – 1.9%
2,264	AP Moeller – Maersk A/S	3,384,853
29,407	Carlsberg A/S	2,756,948
69,412	GN Store Nord A/S (b)	1,490,841
232,896	TDC A/S (b)	1,287,370
29,299	Vestas Wind Systems A/S	2,430,641
		11,350,653
	Finland – 1.0%
103,329	Metso OYJ	2,892,981
144,892	UPM-Kymmene OYJ	2,910,770
		5,803,751

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value
COMMON STOCKS (Continued)

	France – 1.5%
50,595	Casino Guichard Perrachon SA	$2,502,661
29,328	Cie Generale des Etablissements Michelin	3,117,633
214,842	Peugeot SA (b)	3,169,309
1,380	Sanofi	106,321
		8,895,924
	Germany – 5.3%
15,519	Allianz SE	2,311,838
11,121	Continental AG	2,330,882
63,304	Covestro AG (Acquired 07/29/16 through 08/01/16,
	Cost $2,955,035) (c)	3,296,186
185,780	Deutsche Lufthansa AG	2,164,498
271,964	E.ON SE	2,504,860
23,939	Hannover Rueck SE	2,445,970
23,083	HOCHTIEF AG	3,103,910
13,789	Muenchener Rueckversicherungs-Gesellschaft AG
	in Muenchen	2,492,479
51,539	OSRAM Licht AG	2,698,539
163,680	RWE AG (b)	2,677,487
55,731	STADA Arzneimittel AG	2,992,627
68,717	Suedzucker AG	1,794,384
		30,813,660
	Hong Kong – 4.0%
409,600	Bank of East Asia Ltd. (a)	1,655,286
228,500	China Mobile Ltd.	2,821,806
874,000	China Resources Power Holdings Company Ltd.	1,509,704
886,400	China Taiping Insurance Holdings Company Ltd. (b)	1,777,930
2,716,000	China Unicom Hong Kong Ltd.	3,077,472
268,500	CLP Holdings Ltd.	2,753,340
952,000	Sino Land Company Ltd.	1,629,710
901,000	SJM Holdings Ltd.	566,787
233,800	Techtronic Industries Company Ltd.	947,852
3,631,000	WH Group Ltd. (Acquired 01/06/16 through 07/29/16,
	Cost $2,170,902) (c)	2,855,167
416,000	Wharf Holdings Ltd.	2,938,660
156,000	Wheelock & Company Ltd.	892,859
		23,426,573

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value
COMMON STOCKS (Continued)

	India – 0.5%
75,453	Tata Motors Ltd. – ADR	$3,076,219

	Indonesia – 0.5%
268,826	Bank CIMB Niaga Tbk PT (b)	16,922
9,013,100	Telekomunikasi Indonesian Persero Tbk PT	2,860,547
		2,877,469
	Ireland – 0.7%
44,820	Eaton Corporation PLC	2,982,323
10,898	ICON PLC (b)	836,857
		3,819,180
	Israel – 0.8%
325,994	Bank Hapoalim BM	1,748,647
225,096	Bank Leumi Le-Israel BM (b)	842,695
40,738	Teva Pharmaceutical Industries Ltd.	2,067,639
		4,658,981
	Italy – 1.3%
149,333	Assicurazioni Generali SpA	1,898,936
178,851	Eni SpA	2,701,218
76,511	EXOR SpA	3,144,931
		7,745,085
	Japan – 5.9%
100,200	Alfresa Holdings Corporation	1,870,064
149,000	Calsonic Kansei Corporation	1,170,802
40,900	Coca-Cola West Company Ltd.	926,985
116,200	Daiichi Sankyo Company Ltd.	2,666,766
132,000	Fujitsu General Ltd.	2,684,270
77,000	Japan Aviation Electronics Industry Ltd.	1,194,462
163,300	Medipal Holdings Corporation	2,582,118
153,000	Morinaga Milk Industry Company Ltd.	971,546
355,000	Osaka Gas Company Ltd.	1,397,492
59,800	Otsuka Holdings Company Ltd.	2,591,054
351,000	Penta-Ocean Construction Company Ltd.	1,852,278
26,900	Rohm Company Ltd.	1,344,155
34,400	Sankyo Company Ltd.	1,193,602
162,100	Seiko Epson Corporation	3,105,226

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value
COMMON STOCKS (Continued)

	Japan (Continued)
94,100	Sony Corporation	$3,024,042
152,900	Sumitomo Dainippon Pharma Company Ltd. (a)	2,559,540
70,500	Suzuken Company Ltd./Aichi Japan	2,043,488
162,000	Toho Gas Company Ltd.	1,376,291
		34,554,181
	Malaysia – 2.8%
419,900	Axiata Group Bhd	568,426
1,693,000	CIMB Group Holdings Bhd	2,003,797
1,638,300	IHH Healthcare Bhd	2,641,963
639,600	MISC Bhd	1,192,301
824,500	Petronas Chemicals Group Bhd	1,360,105
593,900	Public Bank Bhd	2,899,573
1,540,300	Telekom Malaysia Bhd	2,597,868
800,800	Tenaga Nasional Bhd	2,910,564
		16,174,597
	Mexico – 1.5%
1,213,874	Alfa SAB de CV	1,975,075
2,946,200	America Movil SAB de CV	1,759,262
154,860	Gruma SAB de CV	2,058,745
220,400	Grupo Financiero Santander Mexico SAB de CV	421,190
1,038,600	Wal-Mart de Mexico SAB de CV	2,372,472
		8,586,744
	Netherlands – 2.7%
743,402	Aegon NV (a)	3,046,580
80,337	Boskalis Westminster	2,872,059
834,032	Delta Lloyd NV (a)	3,379,853
50,540	Fugro NV (a)(b)	799,394
119,288	Koninklijke Ahold Delhaize NV	2,856,126
650,186	PostNL NV (b)	2,845,153
		15,799,165
	Norway – 2.7%
695,237	Norsk Hydro ASA	2,955,242
188,145	Orkla ASA	1,722,776
167,499	Statoil ASA	2,649,350

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value
COMMON STOCKS (Continued)

	Norway (Continued)
581,268	Storebrand ASA (b)	$2,457,541
162,020	Telenor ASA	2,829,067
86,681	Yara International ASA	3,077,044
		15,691,020
	Peru – 0.5%
17,401	Credicorp Ltd.	2,726,389

	Poland – 1.4%
93,830	KGHM Polska Miedz SA	1,758,555
594,849	PGE Polska Grupa Energetyczna SA	1,756,382
175,429	Polski Koncern Naftowy ORLEN SA (a)	2,917,570
1,476,046	Polskie Gornictwo Naftowe i Gazownictwo SA	2,012,953
		8,445,460
	Portugal – 0.1%
49,752	Jeronimo Martins SGPS SA	802,747

	Republic of Korea – 7.7%
32,659	Dongbu Insurance Company Ltd.	1,977,114
49,410	Hankook Tire Company Ltd.	2,472,716
86,132	Hyundai Engineering & Construction Company Ltd.	2,977,927
51,171	Hyundai Marine & Fire Insurance Company Ltd.	1,551,193
12,233	Hyundai Mobis Company Ltd.	2,858,024
6,086	Kia Motors Corporation	228,975
52,647	Korea Electric Power Corporation	2,738,588
3,844	Korea Petrochemical Ind Company Ltd.	673,993
77,748	KT Corporation	2,203,441
106,605	LG Display Company Ltd.	2,873,076
60,301	LG Electronics, Inc.	2,785,203
28,343	LG Innotek Company Ltd.	2,097,128
269,974	LG Uplus Corporation	2,820,804
3,464	Lotte Chemical Corporation	832,603
14,173	Mando Corporation	3,323,982
14,668	POSCO	3,038,841
2,126	Samsung Electronics Company Ltd.	3,088,897
100,713	SK Hynix, Inc.	3,292,367
21,414	SK Innovation Company Ltd.	2,794,383
		44,629,255

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value
COMMON STOCKS (Continued)

	Russian Federation – 1.8%
662,254	Gazprom PAO – ADR	$2,678,818
315,280	Mobile TeleSystems PJSC – ADR	2,563,226
552,136	Rosneft PJSC – GDR (d)	2,884,911
94,792	X5 Retail Group NV (b)(d)	2,507,248
		10,634,203
	Singapore – 6.6%
1,226,300	CapitaLand Ltd.	2,763,214
2,132,278	CapitaLand Commercial Trust Ltd.	2,417,974
1,744,800	CapitaLand Mall Trust	2,766,170
432,200	City Developments Ltd.	2,693,220
1,351,300	ComfortDelGro Corporation Ltd.	2,806,840
235,800	DBS Group Holdings Ltd.	2,594,328
218,518	Flextronics International Ltd. (b)	2,893,178
3,313,400	Genting Singapore PLC	1,750,999
2,640,900	Hutchison Port Holdings Trust	1,135,587
86,700	Jardine Cycle & Carriage Ltd.	2,704,503
427,800	Oversea-Chinese Banking Corporation Ltd.	2,697,201
308,800	Singapore Airlines Ltd.	2,379,831
352,100	Singapore Exchange Ltd.	1,953,742
576,500	Singapore Press Holdings Ltd.	1,595,218
201,600	United Overseas Bank Ltd.	2,664,917
1,246,200	Wilmar International Ltd.	2,817,201
		38,634,123
	South Africa – 1.8%
262,571	Bidvest Group Ltd. (a)	2,714,650
201,234	Imperial Holdings Ltd.	2,158,797
278,724	MTN Group Ltd. (a)	2,278,780
461,799	Sanlam Ltd.	1,962,536
326,331	Telkom SA SOC Ltd.	1,349,539
		10,464,302
	Spain – 1.6%
101,069	ACS Actividades de Construccion y Servicios SA	2,864,091
1,226,433	Mapfre SA	3,314,721
245,518	Mediaset Espana Comunicacion SA	2,959,088
		9,137,900

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value
COMMON STOCKS (Continued)

	Sweden – 3.8%
134,517	Boliden AB	$2,848,841
108,847	Electrolux AB	2,835,402
61,807	Elekta AB (a)	528,496
268,478	Husqvarna AB	2,322,347
37,636	NCC AB	938,630
75,314	Skanska AB	1,651,328
95,265	Svenska Cellulosa AB SCA	2,927,841
384,600	Telefonaktiebolaget LM Ericsson	2,742,763
568,688	Telia Company AB	2,568,866
276,791	Volvo AB	2,976,247
		22,340,761
	Switzerland – 4.9%
136,446	ABB Ltd.	2,956,295
16,373	Actelion Ltd.	2,725,088
1,912	Georg Fischer AG	1,537,687
1,177,417	Glencore PLC	2,691,022
3,263	Helvetia Holding AG	1,631,417
15,425	Lonza Group AG	2,923,308
452,527	STMicroelectronics NV	3,383,479
8,023	Swatch Group AG (a)	2,064,584
12,787	Swiss Life Holding AG	3,198,213
33,714	Swiss Re AG	2,845,063
247,818	Transocean Ltd. (b)	2,403,835
		28,359,991
	Taiwan – 7.1%
7,226,000	AU Optronics Corporation	2,846,630
461,000	Cheng Shin Rubber Industry Company Ltd.	979,228
2,301,360	China Life Insurance Company Ltd.	2,038,046
482,000	Compal Electronics Ltd. (b)	285,580
5,030,000	CTBC Financial Holding Company Ltd.	2,908,889
1,817,550	Eva Airways Corporation	842,028
858,000	Foxconn Technology Company Ltd. (b)	2,406,580
2,273,000	Fubon Financial Holding Company Ltd.	3,216,391
1,038,160	Hon Hai Precision Industry Company Ltd.	2,879,188
7,651,000	Innolux Corporation	2,700,594

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value
COMMON STOCKS (Continued)

	Taiwan (Continued)
2,406,000	Inventec Corporation	$1,785,705
903,487	Lite-On Technology Corporation	1,366,741
1,297,000	Micro-Star International Company Ltd.	3,126,976
723,000	Powertech Technology, Inc.	1,886,652
1,383,000	Quanta Computer, Inc.	2,558,488
582,000	Realtek Semiconductor Corporation	2,329,431
1,377,640	Uni-President Enterprises Corporation	2,605,014
7,063,000	United Microelectronics Corporation	2,559,824
2,878,774	Wistron Corporation	2,113,911
		41,435,896
	Thailand – 4.7%
114,300	Bumrungrad Hospital PCL – NVDR (a)	561,338
3,432,300	Charoen Pokphand Foods PCL	3,222,538
20,056,400	IRPC PCL – NVDR	2,804,321
551,500	Kasikornbank PCL – NVDR	3,146,603
1,164,400	PTT Exploration & Production PCL – NVDR	2,733,096
200,600	PTT Global Chemical PCL	353,501
1,365,800	PTT Global Chemical PCL – NVDR	2,406,835
288,897	PTT PCL – NVDR	2,912,714
25,600	Siam Cement PCL – NVDR	391,963
655,800	Siam Commercial Bank PCL – NVDR	3,031,243
2,933,600	Thai Airways International PCL (a)(b)	2,669,567
1,570,700	Thai Oil PCL – NVDR (a)	3,210,326
		27,444,045
	Turkey – 4.7%
1,167,357	Akbank TAS	3,086,690
317,397	Arcelik AS	2,270,916
633,468	Emlak Konut Gayimenkui Yatirim Ortakligi AS	623,304
2,067,891	Eregli Demir ve Celik Fabrikalari TAS	3,111,503
733,454	KOC Holding AS	3,184,348
2,204,351	Petkim Petrokimya Holding AS	3,421,180
784,978	Turkcell Iletisim Hizmetleri AS (b)	2,635,660
1,169,971	Turkiye Garanti Bankasi AS	3,018,438
2,155,122	Turkiye Vakiflar Bankasi TAO	3,169,886
2,608,150	Yapi ve Kredi Bankasi AS (b)	3,210,085
		27,732,010

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value
COMMON STOCKS (Continued)

	United Kingdom – 1.4%
185,380	Fiat Chrysler Automobiles NV	$1,281,014
703,339	J Sainsbury PLC (a)	2,219,379
641,187	Old Mutual PLC	1,634,268
273,055	Subsea 7 SA (a)(b)	2,968,862
		8,103,523
	TOTAL COMMON STOCKS
	(Cost $551,299,763)	580,866,987

SHORT-TERM INVESTMENTS – 0.2%

	Money Market Funds – 0.2%
1,009,905	Short-Term Investments Trust Government &
	Agency Portfolio Institutional Class, 0.290% (e)	1,009,905
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,009,905)	1,009,905
Principal
Amount
INVESTMENTS PURCHASED WITH
SECURITIES LENDING COLLATERAL – 4.5%

	Repurchase Agreements – 4.5%
$3,955,886	Citigroup Global Markets, Inc. – 0.340%,
	dated 08/31/2016, matures 09/01/2016,
	repurchase price $3,955,923 (collateralized
	by various government agency obligations:
	Total Value $4,035,004)	3,955,886
6,138,217	Daiwa Capital Markets America, Inc. – 0.360%,
	dated 08/31/2016, matures 09/01/2016,
	repurchase price $6,138,277 (collateralized
	by various government agency obligations:
	Total Value $6,260,981)	6,138,217
3,955,886	Deutsche Bank Securities, Inc. – 0.350%,
	dated 08/31/2016, matures 09/01/2016,
	repurchase price $3,955,924 (collateralized
	by various government agency obligations:
	Total Value $4,035,004)	3,955,886

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Principal
Amount	Security Description	Value
INVESTMENTS PURCHASED WITH
SECURITIES LENDING COLLATERAL (Continued)

	Repurchase Agreements (Continued)
$45,934	JP Morgan Securities LLC – 0.330%,
	dated 08/31/2016, matures 09/01/2016,
	repurchase price $45,934 (collateralized
	by various government notes and bonds:
	Total Value $46,853)	$45,934
6,138,217	Nomura Securities International, Inc. – 0.330%,
	dated 08/31/2016, matures 09/01/2016,
	repurchase price $6,138,273 (collateralized
	by various government agency obligations:
	Total Value $6,260,981)	6,138,217
6,138,217	RBC Capital Markets LLC – 0.320%,
	dated 08/31/2016, matures 09/01/2016,
	repurchase price $6,138,271 (collateralized
	by various government agency obligations:
	Total Value $6,260,981)	6,138,217
	TOTAL INVESTMENTS PURCHASED WITH
	SECURITIES LENDING COLLATERAL (f)
	(Cost $26,372,357)	26,372,357
	TOTAL INVESTMENTS – 104.3%
	(Cost $578,682,025)	608,249,249
	Liabilities in Excess of Other Assets – (4.3)%	(25,171,688)
	NET ASSETS – 100.0%	$583,077,561

(a)	All or portion of this security is out on loan as of August 31, 2016. Total value of securities out on loan is $29,521,457.
(b)	Non-income producing security.
(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933.  Such securities are treated as liquid securities, according to the Funds’ liquidity guidelines.  The value of those securities total $6,151,353 or 1.1% of net assets.

(d)
Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities, according to the Funds’ liquidity guidelines. The value of those securities total $5,392,159 or 0.9% of net assets.

(e)	Annualized seven-day yield as of August 31, 2016.
(f)	As of August 31, 2016, total cash collateral has a value of $26,372,357 and total non-cash collateral has a value of $4,806,230.
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-voting Depositary Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016

Shares	Security Description	Value
COMMON STOCKS – 98.3%

	Consumer Discretionary – 15.4%
112,054	Abercrombie & Fitch Company	$1,987,838
132,287	American Eagle Outfitters, Inc. (a)	2,452,601
51,481	Bed Bath & Beyond, Inc.	2,387,174
70,365	Best Buy Company, Inc. (a)	2,707,645
43,330	Big Lots, Inc.	2,137,035
195,133	Chico’s FAS, Inc.	2,474,286
54,811	Cooper Tire & Rubber Company	1,863,026
25,407	Cooper-Standard Holding, Inc. (b)	2,516,563
36,377	Deckers Outdoor Corporation (b)	2,377,237
45,610	Dick’s Sporting Goods, Inc. (a)	2,672,746
35,792	Dillards, Inc. (a)	2,156,110
37,957	DSW, Inc.	909,070
123,193	Express, Inc. (b)	1,457,373
32,708	Foot Locker, Inc.	2,146,953
159,493	Ford Motor Company	2,009,612
73,246	GameStop Corporation (a)	2,079,454
128,910	Gannett Company, Inc.	1,537,896
33,995	Genesco, Inc. (b)	2,469,397
22,995	Genuine Parts Company	2,364,346
4,171	Graham Holdings Company	2,045,250
110,987	Guess?, Inc. (a)	1,845,714
57,488	Kohl’s Corporation (a)	2,551,317
76,580	La-Z-Boy, Inc.	2,042,389
19,744	Lear Corporation	2,296,030
29,777	Murphy USA, Inc. (b)	2,177,294
22,805	PVH Corporation	2,457,467
79,781	Smith & Wesson Holding Corporation (a)(b)	2,245,835
228,623	Staples, Inc.	1,957,013
42,219	Tenneco, Inc. (b)	2,357,087
27,320	The Children’s Place, Inc. (a)	2,223,848
30,645	Thor Industries, Inc.	2,486,842
77,468	Urban Outfitters, Inc. (a)(b)	2,777,228
69,181	Wolverine World Wide, Inc.	1,654,118
		71,823,794

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value
COMMON STOCKS (Continued)

	Consumer Staples – 8.7%
52,348	Archer-Daniels-Midland Company	$2,290,748
30,997	Bunge Ltd.	1,980,708
54,956	Cal-Maine Foods, Inc. (a)	2,524,679
17,199	Casey’s General Stores, Inc.	2,258,401
147,586	Darling Ingredients, Inc. (b)	2,078,011
39,841	Fresh Del Monte Produce, Inc.	2,317,551
17,127	Ingredion, Inc. (a)	2,345,714
44,553	Nu Skin Enterprises, Inc. (a)	2,578,728
88,214	Pilgrim’s Pride Corporation	2,035,979
26,225	Post Holdings, Inc. (a)(b)	2,223,356
25,788	Sanderson Farms, Inc. (a)	2,481,579
33,524	SpartanNash Company	1,073,438
43,900	Sysco Corporation	2,276,654
33,156	The Kroger Company	1,060,660
31,933	Tyson Foods, Inc.	2,413,177
47,104	United Natural Foods, Inc. (b)	2,147,942
38,216	Universal Corporation	2,299,457
30,895	Wal-Mart Stores, Inc.	2,207,139
68,475	Whole Foods Market, Inc.	2,080,271
		40,674,192
	Energy – 7.3%
162,937	CVR Energy, Inc. (a)	2,377,251
488,982	Denbury Resources, Inc. (a)(b)	1,506,064
92,727	Diamond Offshore Drilling, Inc. (a)	1,712,668
551,078	EP Energy Corporation (a)(b)	2,270,441
83,598	FMC Technologies, Inc. (b)	2,357,464
35,441	Helmerich & Payne, Inc. (a)	2,142,763
52,843	HollyFrontier Corporation	1,367,577
78,026	Murphy Oil Corporation (a)	2,084,855
69,122	National Oilwell Varco, Inc.	2,318,352
74,155	Oil States International, Inc. (b)	2,300,288
112,722	Patterson-UTI Energy, Inc.	2,196,952
131,367	QEP Resources, Inc.	2,509,110
131,592	Rowan Companies Plc	1,639,636
55,752	Targa Resources Corporation	2,429,672
29,764	Tesoro Corporation (a)	2,244,801

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value
COMMON STOCKS (Continued)

	Energy (Continued)
45,364	Valero Energy Corporation (a)	$2,510,897
		33,968,791
	Financials – 13.2%
30,975	Aflac, Inc.	2,297,725
30,204	American Financial Group, Inc.	2,269,831
30,670	Cincinnati Financial Corporation	2,364,964
109,291	CNO Financial Group, Inc.	1,775,979
33,319	Cullen/Frost Bankers, Inc. (a)	2,428,955
54,443	First American Financial Corporation	2,345,949
58,580	Franklin Resources, Inc.	2,138,170
67,161	Great Western Bancorp, Inc.	2,299,593
64,825	Green Dot Corporation (b)	1,503,940
110,818	KCG Holdings, Inc. (b)	1,601,320
53,985	Legg Mason, Inc.	1,867,341
52,432	Lincoln National Corporation	2,518,309
55,290	Loews Corporation (a)	2,314,439
52,553	Metlife, Inc.	2,280,800
115,239	Old Republic International Corporation	2,216,046
51,295	Principal Financial Group, Inc.	2,517,046
30,111	Prudential Financial, Inc.	2,390,211
23,698	Reinsurance Group of America, Inc.	2,543,269
44,872	Selective Insurance Group, Inc.	1,790,393
32,971	The Allstate Corporation	2,273,680
27,511	The Hanover Insurance Group, Inc.	2,151,360
52,251	The Hartford Financial Services Group, Inc.	2,145,948
68,973	The Progressive Corporation	2,245,761
19,460	The Travelers Companies, Inc.	2,310,097
36,647	Torchmark Corporation	2,370,328
70,539	Unum Group	2,511,894
38,939	W.R. Berkley Corporation	2,311,808
63,130	Zions Bancorporation (a)	1,931,147
		61,716,303
	Health Care – 10.2%
19,199	Aetna, Inc.	2,248,587
16,341	Anthem, Inc.	2,043,932

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value
COMMON STOCKS (Continued)

	Health Care (Continued)
14,524	Aptevo Therapeutics, Inc. (b)	$39,505
49,271	Baxter International, Inc.	2,302,434
37,565	Cambrex Corporation (b)	1,608,909
27,494	Cardinal Health, Inc.	2,190,447
31,116	Centene Corporation (b)	2,124,912
14,030	Chemed Corporation (a)	1,893,068
27,941	Danaher Corporation	2,274,677
28,602	DaVita Healthcare Partners, Inc. (b)	1,848,547
27,488	Emergent BioSolutions, Inc. (b)	732,555
28,901	Express Scripts Holding Company (b)	2,101,103
48,752	Five Prime Therapeutics, Inc. (b)	2,144,113
26,033	Gilead Sciences, Inc.	2,040,466
67,059	Halyard Health, Inc. (b)	2,444,301
28,169	HCA Holdings, Inc. (b)	2,128,168
8,784	Johnson & Johnson	1,048,283
177,203	Kindred Healthcare, Inc.	1,956,321
31,537	Magellan Health, Inc. (b)	1,801,393
11,559	McKesson Corporation	2,134,023
34,281	Molina Healthcare, Inc. (b)	1,844,661
63,517	Owens & Minor, Inc.	2,183,079
27,034	Quest Diagnostics, Inc.	2,238,956
15,899	UnitedHealth Group, Inc.	2,163,059
21,125	WellCare Health Plans, Inc. (b)	2,380,787
		47,916,286
	Industrials – 11.7%
78,811	Colfax Corporation (b)	2,339,110
13,540	Comfort Systems USA, Inc.	384,401
19,174	Cummins, Inc.	2,408,446
99,120	DigitalGlobe, Inc. (b)	2,685,161
44,589	EMCOR Group, Inc.	2,553,166
42,654	Fluor Corporation	2,213,743
52,240	Hawaiian Holdings, Inc. (b)	2,454,235
13,455	Huntington Ingalls Industries, Inc. (a)	2,222,362
42,576	Jacobs Engineering Group, Inc. (b)	2,243,329
80,544	Joy Global, Inc. (a)	2,197,240
94,560	Kennametal, Inc.	2,643,898

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value
COMMON STOCKS (Continued)

	Industrials (Continued)
35,583	Kirby Corporation (a)(b)	$1,853,874
171,812	MRC Global, Inc. (b)	2,520,482
119,923	NOW, Inc. (b)	2,475,211
41,892	Owens Corning	2,300,709
89,354	Quanta Services, Inc. (b)	2,299,078
33,634	Ryder System, Inc.	2,203,700
80,346	SkyWest, Inc.	2,268,168
74,862	SPX FLOW, Inc. (b)	2,201,691
135,198	Swift Transportation Company (a)(b)	2,516,035
108,262	Trinity Industries, Inc.	2,643,758
22,824	Universal Forest Products, Inc.	2,491,240
94,208	Werner Enterprises, Inc.	2,174,321
42,646	WESCO International, Inc. (a)(b)	2,650,875
		54,944,233
	Information Technology – 19.1%
39,297	Amdocs Ltd.	2,362,536
143,464	Amkor Technology, Inc. (b)	1,305,522
34,436	Arrow Electronics, Inc. (a)(b)	2,266,922
55,711	Avnet, Inc.	2,322,034
55,687	Benchmark Electronics, Inc. (b)	1,343,170
251,812	Brocade Communications Systems, Inc.	2,261,272
66,668	CA, Inc.	2,260,712
74,288	Cisco Systems, Inc.	2,335,615
24,303	Coherent, Inc. (b)	2,556,190
85,389	Convergys Corporation	2,547,154
105,644	Corning, Inc.	2,397,062
37,127	CSG Systems International, Inc.	1,623,192
40,164	EchoStar Corporation (b)	1,556,757
122,180	Finisar Corporation (b)	2,587,772
115,005	Hewlett Packard Enterprise Company	2,470,307
162,240	HP, Inc.	2,331,389
64,897	Ingram Micro, Inc.	2,268,799
66,277	Intel Corporation	2,378,682
111,340	Jabil Circuit, Inc.	2,359,295
71,754	Juniper Networks, Inc.	1,656,082
25,427	Lam Research Corporation (a)	2,372,848

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value
COMMON STOCKS (Continued)

	Information Technology (Continued)
104,708	Mentor Graphics Corporation	$2,514,039
65,530	Methode Electronics, Inc.	2,401,675
172,332	Micron Technology, Inc. (b)	2,841,755
48,910	MKS Instruments, Inc.	2,383,873
87,393	NetApp, Inc.	3,022,924
45,961	NETGEAR, Inc. (b)	2,619,777
238,335	ON Semiconductor Corporation (b)	2,574,018
32,815	Plexus Corporation (b)	1,514,412
98,114	Rackspace Hosting, Inc. (b)	3,085,685
27,380	Rogers Corporation (b)	1,530,816
77,251	Sanmina Corporation (b)	2,030,156
33,909	Sykes Enterprises, Inc. (b)	991,160
105,721	Symantec Corporation	2,551,048
22,868	SYNNEX Corporation	2,427,896
29,210	Tech Data Corporation (b)	2,168,550
102,865	Teradyne, Inc.	2,166,337
34,993	Texas Instruments, Inc.	2,433,413
175,938	Vishay Intertechnology, Inc.	2,491,282
42,984	Western Digital Corporation	2,006,063
		89,318,191
	Materials – 4.2%
214,278	Alcoa, Inc.	2,159,922
3,173	Cabot Corporation	158,206
26,898	Clearwater Paper Corporation (a)(b)	1,669,559
139,091	Commercial Metals Company	2,158,692
142,941	Huntsman Corporation	2,471,450
27,814	Innospec, Inc.	1,648,814
43,414	Nucor Corporation	2,106,013
29,746	Reliance Steel & Aluminum Company	2,144,092
87,057	Steel Dynamics, Inc.	2,143,343
8,558	The Mosaic Company	257,339
44,284	Trinseo SA	2,562,272
		19,479,702
	Real Estate – 1.5%
228,046	Diamondrock Hospitality Company	2,415,007
129,716	Host Hotels & Resorts, Inc.	2,311,539

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value
COMMON STOCKS (Continued)

	Real Estate (Continued)
96,529	RLJ Lodging Trust	$2,252,987
		6,979,533
	Telecommunication Services – 3.0%
53,419	AT&T, Inc.	2,183,769
74,131	CenturyLink, Inc.	2,060,842
493,770	Sprint Corporation (a)(b)	3,051,498
73,176	Telephone & Data Systems, Inc.	2,039,415
50,849	T-Mobile US, Inc. (b)	2,356,343
41,022	Verizon Communications, Inc.	2,146,681
		13,838,548
	Utilities – 4.0%
43,479	Ameren Corporation	2,148,732
29,599	Edison International	2,152,439
62,297	Exelon Corporation	2,118,098
83,035	MDU Resources Group, Inc.	1,957,135
152,232	NRG Energy, Inc.	1,843,530
51,181	Portland General Electric Company	2,155,232
28,592	Southwest Gas Corporation	1,996,293
180,408	The AES Corporation	2,177,525
50,530	UGI Corporation	2,298,104
		18,847,088
	TOTAL COMMON STOCKS
	(Cost $426,920,155)	459,506,661

INVESTMENT COMPANIES – 1.5%

	Affiliated Exchange Traded Funds – 1.5%
199,238	WeatherStorm Forensic Accounting
	Long Short ETF	6,851,795
	TOTAL INVESTMENT COMPANIES
	(Cost $6,757,705)	6,851,795

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value
SHORT-TERM INVESTMENTS – 0.1%

	Money Markets – 0.1%
411,261	Short-Term Investments Trust Government &
	Agency Portfolio Institutional Class, 0.290% (c)	$411,261
	TOTAL SHORT-TERM
	INVESTMENTS (Cost $411,261)	411,261

INVESTMENTS PURCHASED WITH
SECURITIES LENDING COLLATERAL – 7.8%

	Money Market Funds – 7.8%
36,404,018	First American Prime
	Obligation Fund Class Z, 0.230% (d)	36,404,018
	TOTAL INVESTMENTS PURCHASED WITH
	SECURITIES LENDING COLLATERAL
	(Cost $36,404,018)	36,404,018
	TOTAL INVESTMENTS – 107.7%
	(Cost $470,493,139)	503,173,735
	Liabilities in Excess of Other Assets – (7.7)%	(35,926,216)
	NET ASSETS – 100.0%	$467,247,519

(a)	All or portion of this security is out on loan as of August 31, 2016. Total value of securities out on loan is $34,871,306.
(b)	Non-income producing security.
(c)	Annualized seven-day yield as of August 31, 2016.
(d)	Investments purchased with cash proceeds from securities lending. As of August 31, 2016, total cash collateral has a value of $36,404,018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2016

Principal
Amount	Security Description	Value
CORPORATE BONDS – 34.8%

	Consumer Discretionary – 6.6%
$515,000	BorgWarner, Inc.
	03/15/2025, 3.375%	$530,124
1,090,000	CBS Corporation
	01/15/2025, 3.500%	1,127,321
2,055,000	Coach, Inc.
	04/01/2025, 4.250%	2,163,742
620,000	Crown Americas LLC / Crown Americas
	Capital Corporation IV
	01/15/2023, 4.500%	651,000
1,500,000	D.R. Horton, Inc.
	02/15/2020, 4.000%	1,578,750
430,000	Delphi Corporation
	03/15/2024, 4.150%	460,223
3,340,000	DISH DBS Corporation
	06/01/2021, 6.750%	3,596,762
2,040,000	Dollar General Corporation
	11/01/2025, 4.150%	2,236,093
1,240,000	Host Hotels & Resorts LP
	06/15/2025, 4.000%	1,278,482
930,000	Kohl’s Corporation
	07/17/2025, 4.250%	966,671
2,510,000	L Brands, Inc.
	02/15/2022, 5.625%	2,789,237
1,780,000	Lennar Corporation
	04/01/2021, 4.750%	1,918,840
960,000	McDonald’s Corporation
	05/26/2025, 3.375%	1,011,882
2,100,000	Netflix, Inc.
	02/15/2025, 5.875%	2,289,000
1,290,000	NIKE, Inc.
	05/01/2023, 2.250%	1,328,922
310,000	NVR, Inc.
	09/15/2022, 3.950%	327,196
1,575,000	O’Reilly Automotive, Inc.
	03/15/2026, 3.550%	1,683,132

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS (Continued)

	Consumer Discretionary (Continued)
$840,000	Scripps Networks Interactive, Inc.
	06/15/2025, 3.950%	$892,233
1,435,000	Staples, Inc.
	01/12/2023, 4.375%	1,480,735
300,000	Starbucks Corporation
	10/01/2023, 3.850%	337,289
1,691,000	The Priceline Group, Inc.
	03/15/2025, 3.650%	1,784,905
1,077,000	The TJX Companies, Inc.
	05/15/2023, 2.500%	1,116,516
		31,549,055
	Consumer Staples – 2.7%
1,190,000	Altria Group, Inc.
	01/31/2024, 4.000%	1,337,598
290,000	Colgate-Palmolive Company
	03/15/2024, 3.250%	320,031
1,925,000	Constellation Brands, Inc.
	05/01/2023, 4.250%	2,063,359
710,000	CVS Health Corporation
	07/20/2025, 3.875%	784,139
890,000	Edgewell Personal Care Company
	05/24/2022, 4.700%	926,641
1,010,000	Mead Johnson Nutrition Company
	11/15/2025, 4.125%	1,108,321
1,440,000	Reynolds American, Inc.
	06/12/2025, 4.450%	1,619,189
850,000	Sysco Corporation
	10/01/2025, 3.750%	922,668
1,640,000	The WhiteWave Foods Company
	10/01/2022, 5.375%	1,857,301
650,000	Tyson Foods, Inc.
	08/15/2024, 3.950%	706,271
1,390,000	Walgreens Boots Alliance, Inc.
	11/18/2024, 3.800%	1,494,250
		13,139,768

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS (Continued)

	Energy – 5.1%
$1,460,000	Berkshire Hathaway Energy Company
	11/15/2023, 3.750%	$1,598,932
1,070,000	Boardwalk Pipelines LP
	12/15/2024, 4.950%	1,106,241
1,090,000	Buckeye Partners LP
	07/01/2023, 4.150%	1,106,134
1,460,000	FMC Technologies, Inc.
	10/01/2022, 3.450%	1,401,331
1,300,000	Magellan Midstream Partners LP
	03/01/2026, 5.000%	1,486,723
2,070,000	Marathon Petroleum Corporation
	09/15/2024, 3.625%	2,101,888
2,585,000	Oceaneering International, Inc.
	11/15/2024, 4.650%	2,594,050
3,270,000	ONEOK, Inc.
	09/01/2023, 7.500%	3,629,700
2,250,000	Phillips 66 Partners LP
	02/15/2025, 3.605%	2,252,615
440,000	Schlumberger Investment SA
	12/01/2023, 3.650%	479,718
1,770,000	Tesoro Logistics LP/Tesoro Logistics
	Finance Corporation
	10/15/2019, 5.500%	1,893,900
2,970,000	Valero Energy Corporation
	03/15/2025, 3.650%	3,066,540
1,780,000	Western Gas Partners LP
	06/01/2025, 3.950%	1,754,774
		24,472,546
	Financials – 4.8%
1,471,000	Aflac, Inc.
	11/15/2024, 3.625%	1,592,344
1,472,000	Alexandria Real Estate Equities, Inc.
	06/15/2023, 3.900%	1,537,149
2,055,000	American Express Company
	12/05/2024, 3.625%	2,148,443

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS (Continued)

	Financials (Continued)
$1,660,000	American Tower Corporation
	02/15/2024, 5.000%	$1,901,431
2,020,000	Assured Guaranty US Holdings, Inc.
	07/01/2024, 5.000%	2,267,353
1,600,000	AvalonBay Communities, Inc.
	06/01/2025, 3.450%	1,687,811
470,000	BlackRock, Inc.
	03/18/2024, 3.500%	520,890
1,159,000	Boston Properties LP
	02/01/2024, 3.800%	1,249,798
2,030,000	Brixmor Operating Partnership LP
	06/15/2026, 4.125%	2,112,694
570,000	Brown & Brown, Inc.
	09/15/2024, 4.200%	588,581
2,460,000	Capital One Financial Corporation
	10/29/2025, 4.200%	2,576,597
1,325,000	DDR Corporation
	02/01/2025, 3.625%	1,347,277
810,000	Essex Portfolio LP
	04/01/2025, 3.500%	844,223
660,000	Fifth Third Bancorp
	01/16/2024, 4.300%	711,006
1,075,000	HCP, Inc.
	08/15/2024, 3.875%	1,102,568
637,000	Moody’s Corporation
	02/15/2024, 4.875%	727,924
		22,916,089
	Health Care – 4.4%
1,989,000	Aetna, Inc.
	11/15/2024, 3.500%	2,115,753
400,000	Agilent Technologies, Inc.
	07/15/2023, 3.875%	421,047
1,250,000	AMAG Pharmaceuticals, Inc.
	09/01/2023, 7.875% (Acquired 04/29/16
	through 05/03/16, Cost $1,118,477) (a)	1,235,938

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS (Continued)

	Health Care (Continued)
$980,000	AmerisourceBergen Corporation
	03/01/2025, 3.250%	$1,035,008
1,915,000	Biogen, Inc.
	09/15/2025, 4.050%	2,088,700
560,000	Cardinal Health, Inc.
	09/15/2025, 3.750%	608,713
1,480,000	Cigna Corporation
	04/15/2025, 3.250%	1,533,120
660,000	Express Scripts Holding Company
	02/25/2026, 4.500%	730,813
1,545,000	Gilead Sciences, Inc.
	02/01/2025, 3.500%	1,663,535
1,555,000	HCA, Inc.
	05/01/2023, 5.875%	1,656,075
1,020,000	Humana, Inc.
	10/01/2024, 3.850%	1,098,141
3,640,000	Mallinckrodt International Finance SA
	04/15/2023, 4.750%	3,396,575
970,000	Merck & Company, Inc.
	02/10/2025, 2.750%	1,015,382
2,370,000	Molina Healthcare, Inc.
	11/15/2022, 5.375% (Acquired 04/29/16
	through 08/26/16, Cost $2,460,202) (a)	2,452,951
		21,051,751
	Industrials – 2.4%
720,000	AECOM
	10/15/2024, 5.875%	791,100
2,070,000	Air Lease Corporation
	09/15/2024, 4.250%	2,183,850
815,000	Cummins, Inc.
	10/01/2023, 3.650%	883,853
970,000	Fluor Corporation
	12/15/2024, 3.500%	1,038,874
425,000	Fortune Brands Home & Security, Inc.
	06/15/2025, 4.000%	456,355

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS (Continued)

	Industrials (Continued)
$1,760,000	General Electric Company
	03/11/2024, 3.375%	$1,929,203
1,824,000	International Lease Finance Corporation
	01/15/2022, 8.625%	2,273,159
530,000	Union Pacific Corporation
	03/01/2026, 2.750%	550,080
190,000	USG Corporation
	01/15/2018, 9.750%	209,000
995,000	West Corporation
	07/15/2022, 5.375% (Acquired 05/02/16
	through 08/10/16, Cost $910,229) (a)	973,856
		11,289,330
	Information Technology – 4.2%
1,180,000	Adobe Systems, Inc.
	02/01/2025, 3.250%	1,246,615
1,320,000	Analog Devices, Inc.
	12/15/2025, 3.900%	1,411,960
1,560,000	Apple, Inc.
	02/09/2025, 2.500%	1,587,851
2,290,000	CDW LLC/CDW Finance Corporation
	12/01/2024, 5.500%	2,465,643
1,650,000	eBay, Inc.
	08/01/2024, 3.450%	1,721,988
1,040,000	Hewlett Packard Enterprise Company
	10/15/2025, 4.900% (Acquired 07/29/16
	through 08/15/16, Cost $1,114,558) (a)	1,113,720
650,000	Ingram Micro, Inc.
	12/15/2024, 4.950%	658,471
1,615,000	Intel Corporation
	07/29/2025, 3.700%	1,801,268
700,000	International Business Machines Corporation
	10/30/2025, 7.000%	954,125
2,080,000	Keysight Technologies, Inc.
	10/30/2024, 4.550%	2,167,015

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS (Continued)

	Information Technology (Continued)
$1,585,000	MasterCard, Inc.
	04/01/2024, 3.375%	$1,729,004
968,000	Maxim Integrated Products, Inc.
	03/15/2023, 3.375%	993,735
731,000	QUALCOMM, Inc.
	05/20/2025, 3.450%	790,297
570,000	Tyco International Finance SA
	02/14/2026, 3.900%	625,130
1,035,000	Visa, Inc.
	12/14/2025, 3.150%	1,105,101
		20,371,923
	Materials – 1.4%
1,540,000	Ashland, Inc.
	08/15/2022, 4.750%	1,618,925
1,925,000	PolyOne Corporation
	03/15/2023, 5.250%	2,021,250
760,000	The Dow Chemical Company
	10/01/2024, 3.500%	807,936
730,000	The Mosaic Company
	11/15/2023, 4.250%	780,323
1,610,000	WR Grace & Company
	10/01/2021, 5.125% (Acquired 04/29/16
	through 07/25/16, Cost $1,687,604) (a)	1,718,675
		6,947,109
	Telecommunication Services – 0.9%
1,800,000	CenturyLink, Inc.
	04/01/2025, 5.625%	1,761,750
1,835,000	Pacific Bell Telephone Company
	03/15/2026, 7.125%	2,400,771
		4,162,521
	Utilities – 2.3%
760,000	Cleco Corporate Holdings LLC
	05/01/2026, 3.743% (Acquired 08/01/16,
	Cost $804,370) (a)	800,438

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS (Continued)

	Utilities (Continued)
$4,340,000	Dolphin Subsidiary II, Inc.
	10/15/2021, 7.250%	$4,398,590
1,010,000	Pacific Gas & Electric Company
	06/15/2025, 3.500%	1,101,943
1,775,000	PSEG Power LLC
	04/15/2031, 8.625%	2,341,715
578,000	Southern California Edison Company
	10/01/2023, 3.500%	630,925
1,680,000	Xcel Energy, Inc.
	06/01/2025, 3.300%	1,781,361
		11,054,972
	TOTAL CORPORATE BONDS
	(Cost $162,374,519)	166,955,064

MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 12.5%
	Federal Home Loan Banks
165,000	03/08/2019, 1.500%	167,075
255,000	06/14/2019, 1.625%	259,323
190,000	06/21/2019, 1.125%	190,763
670,000	09/13/2019, 2.000%	688,366
595,000	03/13/2020, 1.875%	611,714
490,000	03/13/2020, 4.125%	540,456
690,000	06/12/2020, 1.750%	704,692
785,000	02/18/2021, 1.375%	790,221
		3,952,610
	Federal Home Loan Mortgage Corporation
85,000	03/27/2019, 3.750%	91,001
90,000	04/15/2019, 1.125%	90,388
170,000	05/30/2019, 1.750%	173,679
278,000	08/01/2019, 1.250%	279,943
418,000	10/02/2019, 1.250%	420,847
585,000	05/01/2020, 1.375%	590,818
858,000	01/13/2022, 2.375%	903,255
500,000	09/15/2040, 4.000% (b)	535,117

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Principal
Amount	Security Description	Value
MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$2,335,000	09/15/2041, 4.500% (b)	$2,553,541
4,030,000	09/15/2042, 3.000% (b)	4,181,912
7,735,000	09/15/2042, 3.500% (b)	8,146,225
		17,966,726
	Federal National Mortgage Association
229,000	06/20/2019, 1.750%	233,929
378,000	09/12/2019, 1.750%	386,198
546,000	10/09/2019, 0.000% (c)	523,404
442,000	11/26/2019, 1.750%	451,752
514,000	01/21/2020, 1.625%	523,407
645,000	06/22/2020, 1.500%	653,884
600,000	11/30/2020, 1.500%	607,327
700,000	12/28/2020, 1.875%	719,466
785,000	02/26/2021, 1.375%	789,347
775,000	05/06/2021, 1.250%	773,546
195,000	09/06/2024, 2.625%	208,960
665,000	09/01/2040, 4.000% (b)	712,433
7,625,000	09/15/2041, 3.500% (b)	8,035,738
1,300,000	09/15/2041, 4.500% (b)	1,420,250
7,400,000	09/15/2042, 3.000% (b)	7,679,234
		23,718,875
	Government National Mortgage Association
7,500,000	09/15/2040, 4.000% (b)	8,043,457
1,300,000	09/15/2041, 4.000% (b)	1,389,451
500,000	09/15/2042, 3.000% (b)	523,867
1,090,000	09/15/2042, 3.500% (b)	1,157,188
1,430,000	09/15/2042, 3.500% (b)	1,517,923
1,855,000	09/01/2043, 3.000% (b)	1,942,533
		14,574,419
	TOTAL MORTGAGE BACKED SECURITIES –
	U.S. GOVERNMENT AGENCY
	(Cost $59,970,640)	60,212,630

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Principal
Amount	Security Description	Value
U.S. GOVERNMENT AGENCY ISSUES – 0.4%

	Utilities – 0.4%
	Tennessee Valley Authority
$646,000	02/15/2021, 3.875%	$717,009
655,000	08/15/2022, 1.875%	668,449
245,000	09/15/2024, 2.875%	265,830
185,000	11/01/2025, 6.750%	258,643
		1,909,931
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(Cost $1,882,119)	1,909,931

U.S. GOVERNMENT NOTES/BONDS – 51.7%

	U.S. Treasury Bonds – 18.1%
	United States Treasury Bonds
4,158,000	08/15/2023, 6.250%	5,501,716
4,110,000	02/15/2026, 6.000%	5,732,407
2,095,000	11/15/2026, 6.500%	3,073,061
		14,307,184
	United States Treasury Inflation Indexed Bonds
645,402	04/15/2020, 0.125%	651,934
755,780	01/15/2021, 1.125%	797,215
1,101,916	04/15/2021, 0.125%	1,114,001
997,079	07/15/2021, 0.625%	1,036,181
1,336,525	01/15/2022, 0.125%	1,349,941
1,389,247	07/15/2022, 0.125%	1,406,013
1,869,225	01/15/2023, 0.125%	1,882,074
1,889,671	07/15/2023, 0.375%	1,940,266
2,370,460	01/15/2024, 0.625%	2,466,798
2,940,560	07/15/2024, 0.125%	2,956,080
3,445,660	01/15/2025, 0.250%	3,480,299
2,723,716	01/15/2025, 2.375%	3,225,607
3,259,684	07/15/2025, 0.375%	3,337,173
3,053,404	01/15/2026, 0.625%	3,187,253
3,291,132	01/15/2026, 2.000%	3,837,480
3,047,862	01/15/2027, 2.375%	3,711,001
2,853,389	01/15/2028, 1.750%	3,325,414
2,637,796	04/15/2028, 3.625%	3,635,341
2,559,710	01/15/2029, 2.500%	3,241,599

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Principal
Amount	Security Description	Value
U.S. GOVERNMENT NOTES/BONDS (Continued)

	U.S. Treasury Bonds (Continued)
	United States Treasury Inflation
	Indexed Bonds (Continued)
$2,617,221	04/15/2029, 3.875%	$3,763,673
1,941,883	04/15/2032, 3.375%	2,844,701
1,745,288	02/15/2040, 2.125%	2,338,494
1,762,240	02/15/2041, 2.125%	2,382,708
2,707,498	02/15/2042, 0.750%	2,808,848
2,831,776	02/15/2043, 0.625%	2,860,875
2,513,203	02/15/2044, 1.375%	3,004,477
2,926,431	02/15/2045, 0.750%	3,047,095
2,403,987	02/15/2046, 1.000%	2,682,708
		72,315,249
	U.S. Treasury Notes – 33.6%
1,350,000	06/30/2022, 2.125%	1,410,407
1,850,000	07/31/2022, 2.000%	1,920,026
2,170,000	08/15/2022, 1.625%	2,206,873
2,805,000	08/31/2022, 1.875%	2,890,575
3,565,000	09/30/2022, 1.750%	3,647,024
4,585,000	10/31/2022, 1.875%	4,723,893
5,390,000	11/15/2022, 1.625%	5,473,168
5,780,000	11/30/2022, 2.000%	5,996,074
7,210,000	12/31/2022, 2.125%	7,531,069
8,520,000	01/31/2023, 1.750%	8,705,541
7,350,000	02/15/2023, 2.000%	7,627,205
9,395,000	02/28/2023, 1.500%	9,452,986
9,790,000	03/31/2023, 1.500%	9,844,872
9,620,000	04/30/2023, 1.625%	9,747,012
8,615,000	05/15/2023, 1.750%	8,800,929
9,105,000	05/31/2023, 1.625%	9,224,321
8,725,000	06/30/2023, 1.375%	8,696,539
8,332,000	08/15/2023, 2.500%	8,925,163
7,802,000	11/15/2023, 2.750%	8,504,336
7,505,000	02/15/2024, 2.750%	8,192,616
6,510,000	05/15/2024, 2.500%	6,995,835
6,055,000	08/15/2024, 2.375%	6,452,002

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Principal
Amount	Security Description	Value
U.S. GOVERNMENT NOTES/BONDS (Continued)

	U.S. Treasury Notes (Continued)
$5,280,000	11/15/2024, 2.250%	$5,579,577
3,795,000	02/15/2025, 2.000%	3,936,497
2,545,000	05/15/2025, 2.125%	2,665,938
1,640,000	08/15/2025, 2.000%	1,700,378
625,000	11/15/2025, 2.250%	661,474
		161,512,330
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $245,564,360)	248,134,763

Shares	Security Description	Value
SHORT-TERM INVESTMENTS – 9.9%
47,747,130	Short-Term Investments Trust Government &
	Agency Portfolio Institutional Class, 0.290% (d)	$47,747,130
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $47,747,130)	47,747,130
	TOTAL INVESTMENTS – 109.3%
	(Cost $517,538,768)	524,959,518
	Liabilities in Excess of Other Assets – (9.3)%	(44,625,194)
	NET ASSETS – 100.0%	$480,334,324

(a)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. The value of these securities total $8,295,578 or 1.7% of net assets.

(b)	Security purchased on a when-issued basis. On August 31, 2016, the total value of investments purchased on a when-issued basis was $47,838,869 or 10.0% of net assets.
(c)	Zero-coupon bond.
(d)	Annualized seven-day yield as of August 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

VIDENT FUNDS

STATEMENTS OF ASSETS & LIABILITIES
August 31, 2016

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
ASSETS
Investments in Securities, at Value*+	$608,249,249	$496,321,940	$524,959,518
Investments in Affiliates, at Value*	—	6,851,795	—
Cash	370	—	—
Cash Held as Collateral	—	—	300,000
Foreign Currency*	944,358	—	—
Receivable for Investment
Securities Sold	1,533,569	—	—
Interest and Dividends Receivable	1,759,454	657,423	3,090,001
Securities Lending Income Receivable	27,385	39,048	—
Total Assets	612,514,385	503,870,206	528,349,519
LIABILITIES
Payable for Investment
Securities Purchased	2,725,167	—	47,835,947
Management Fees Payable	339,300	218,669	179,248
Collateral Received for
Securities Loaned (See Note 4)	26,372,357	36,404,018	—
Total Liabilities	29,436,824	36,622,687	48,015,195
NET ASSETS	$583,077,561	$467,247,519	$480,334,324
* Identified Cost:
Investments in Securities	$578,682,025	$463,735,434	$517,538,768
Investments in Affiliates	—	6,757,705	—
Foreign Currency	982,177	—	—
+ Includes loaned securities
with a value of	$29,521,457	$34,871,306	$—

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF ASSETS & LIABILITIES
August 31, 2016 (Continued)

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
NET ASSETS CONSIST OF:
Paid-in Capital	$706,085,946	$500,090,271	$464,157,677
Undistributed Net Investment Income	3,364,659	652,946	2,438,985
Accumulated Net Realized
Gain (Loss) on:
Investments in Securities	(155,901,354)	(66,176,294)	6,316,912
Net Unrealized Appreciation
(Depreciation) on:
Investments in Securities	29,567,224	32,680,596	7,420,750
Foreign Currency and Translation
of Other Assets and Liabilities
in Foreign Currency	(38,914)	—	—
Net Assets	$583,077,561	$467,247,519	$480,334,324
Net Asset Value
(unlimited shares authorized):
Net Assets	$583,077,561	$467,247,519	$480,334,324
Shares Outstanding (No Par Value)	27,000,000	17,600,000	9,300,000
Net Asset Value, Offering and
Redemption Price per Share	$21.60	$26.55	$51.65

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
Year Ended August 31, 2016

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
INVESTMENT INCOME
Dividends*	$16,315,361	$10,092,814	$—
Securities Lending Income	244,956	255,014	—
Interest	6,119	1,719	9,146,393
Total Investment Income	16,566,436	10,349,547	9,146,393
EXPENSES
Management Fees	3,846,212	2,349,122	1,900,061
Total Expenses	3,846,212	2,349,122	1,900,061
Net Investment Income	12,720,224	8,000,425	7,246,332

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain/(Loss) on:
Investments in Securities	(79,013,182)	(24,273,018)	7,551,740
Investments in Affiliates	—	146	—
Foreign Currency	(1,037,796)	—	—
Net Change in Unrealized
Appreciation of:
Investments in Securities	100,115,946	46,926,439	8,954,778
Investments in Affiliates	—	94,090	—
Foreign Currency and Translation
of Other Assets and Liabilities in
Foreign Currency	2,231	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	20,067,199	22,747,657	16,506,518
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS	$32,787,423	$30,748,082	$23,752,850
* Net of withholding tax of	$1,992,962	$1,477	$—

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2016	August 31, 2015
OPERATIONS
Net Investment Income	$12,720,224	$13,495,668
Net Realized Loss on Investments
and Foreign Currency	(80,050,978)	(14,383,003)
Change in Unrealized Appreciation
(Depreciation) of Investments and
Foreign Currency	100,118,177	(135,456,187)
Net Increase (Decrease) in Net Assets
Resulting from Operations	32,787,423	(136,343,522)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(10,254,569)	(13,354,413)
Total Distributions to Shareholders	(10,254,569)	(13,354,413)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	167,963,930	132,704,250
Payments for Shares Redeemed	(223,928,580)	(124,744,540)
Transaction Fees (Note 8)	98,967	50,199
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions (a)	(55,865,683)	8,009,909
Net Decrease in Net Assets	$(33,332,829)	$(141,688,026)

NET ASSETS
Beginning of Period	$616,410,390	$758,098,416
End of Period	$583,077,561	$616,410,390
Undistributed Net Investment Income	$3,364,659	$1,989,161

(a) Summary of capital share transactions is as follows:
	Year Ended	Year Ended
	August 31, 2016	August 31, 2015
	Shares	Shares
Shares Sold	8,100,000	5,700,000
Shares Redeemed	(10,700,000)	(5,600,000)
Net Increase (Decrease)	(2,600,000)	100,000

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2016	August 31, 2015
OPERATIONS
Net Investment Income	$8,000,425	$5,302,522
Net Realized Gain (Loss)
on Investments	(24,272,872)	2,133,391
Change in Unrealized Appreciation
(Depreciation) of Investments	47,020,529	(20,472,203)
Net Increase (Decrease) in Net Assets
Resulting from Operations	30,748,082	(13,036,290)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(7,924,004)	(4,668,860)
From Net Realized Gains	—	(20,094)
Total Distributions to Shareholders	(7,924,004)	(4,688,954)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	114,534,110	451,058,750
Payments for Shares Redeemed	(70,897,230)	(214,560,720)
Transaction Fees (Note 8)	—	10
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	43,636,880	236,498,040
Net Increase in Net Assets	$66,460,958	$218,772,796

NET ASSETS
Beginning of Period	$400,786,561	$182,013,765
End of Period	$467,247,519	$400,786,561
Undistributed Net Investment Income	$652,946	$958,252

(a) Summary of capital share transactions is as follows:
	Year Ended	Year Ended
	August 31, 2016	August 31, 2015
	Shares	Shares
Shares Sold	4,500,000	17,100,000
Shares Redeemed	(2,700,000)	(8,100,000)
Net Increase	1,800,000	9,000,000

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	August 31, 2016	August 31, 2015(1)
OPERATIONS
Net Investment Income	$7,246,332	$4,557,675
Net Realized Gain (Loss)
on Investments	7,551,740	(1,192,269)
Change in Unrealized Appreciation
(Depreciation) of Investments	8,954,778	(1,534,028)
Net Increase in Net Assets
Resulting from Operations	23,752,850	1,831,378

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(6,194,511)	(3,171,481)
Total Distributions to Shareholders	(6,194,511)	(3,171,481)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	61,287,250	427,443,020
Payments for Shares Redeemed	(24,852,830)	—
Transaction Fees (Note 8)	44,685	193,963
Net Increase in Net Assets Derived from
Capital Share Transactions (a)	36,479,105	427,636,983
Net Increase in Net Assets	$54,037,444	$426,296,880

NET ASSETS
Beginning of Period	$426,296,880	$—
End of Period	$480,334,324	$426,296,880
Undistributed Net Investment Income	$2,438,985	$1,387,164

(a) Summary of capital share transactions is as follows:
	Year Ended	Period Ended
	August 31, 2016	August 31, 2015(1)
	Shares	Shares
Shares Sold	1,200,000	8,600,000
Shares Redeemed	(500,000)	—
Net Increase	700,000	8,600,000

(1)	Fund commenced operations on October 15, 2014. The information presented is from October 15, 2014 to August 31, 2015.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Year	Year	Period
	Ended	Ended	Ended
	August 31,	August 31,	August 31,
	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$20.82	$25.70	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.46	0.44	0.54
Net Realized and Unrealized
Gain (Loss) on Investments	0.70	(4.89)	0.55
Total from Investment Operations	1.16	(4.45)	1.09

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	(0.38)	(0.43)	(0.39)
Total Distributions	(0.38)	(0.43)	(0.39)
Net Asset Value, End of Period	$21.60	$20.82	$25.70
Total Return	5.68%	-17.60%	4.54	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$583,078	$616,410	$758,098

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average Net Assets	0.68%	0.71%	0.75	%(4)
Net Investment Income
to Average Net Assets	2.25%	1.85%	2.59	%(4)
Portfolio Turnover Rate(5)	106%	43%	59	%(3)

(1)	Commencement of operations on October 29, 2013.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Year	Year	Period
	Ended	Ended	Ended
	August 31,	August 31,	August 31,
	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$25.37	$26.77	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.47	0.46	0.27
Net Realized and Unrealized
Gain (Loss) on Investments	1.17	(1.43)	1.63
Total from Investment Operations	1.64	(0.97)	1.90

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	(0.46)	(0.43)	(0.13)
Net Realized Gains	—	— (6)	—
Total Distributions	(0.46)	(0.43)	(0.13)
Net Asset Value, End of Period	$26.55	$25.37	$26.77
Total Return	6.61%	-3.70%	7.60	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$467,248	$400,787	$182,014

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average Net Assets	0.55%	0.55%	0.55	%(4)
Net Investment Income
to Average Net Assets	1.87%	1.72%	1.62	%(4)
Portfolio Turnover Rate(5)	114%	90%	1	%(3)

(1)	Commencement of operations on January 21, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.
(6)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Year Ended	Period Ended
	August 31, 2016	August 31, 2015(1)
Net Asset Value, Beginning of Period	$49.57	$50.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.86	0.63
Net Realized and Unrealized
Gain (Loss) on Investments	1.96	(0.67)
Total from Investment Operations	2.82	(0.04)

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	(0.74)	(0.39)
Total Distributions	(0.74)	(0.39)
Net Asset Value, End of Period	$51.65	$49.57
Total Return	5.76%	-0.08	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$480,334	$426,297

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average Net Assets	0.45%	0.45	%(4)
Net Investment Income
to Average Net Assets	1.72%	1.43	%(4)
Portfolio Turnover Rate(5)	440%	409	%(3)

(1)	Commencement of operations on October 15, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2016

NOTE 1 – ORGANIZATION

Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek investment results that, before fees and expenses, track the Vident Core International Equity Index, the Vident Core U.S. Stock Equity Index and the Vident Core U.S. Bond Index, respectively. Vident International Equity Fund commenced operations on October, 29, 2013, Vident Core U.S. Equity Fund commenced operations on January 21, 2014 and Vident Core U.S. Bond Strategy ETF commenced operations on October 15, 2014.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ, are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly,

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2016:

Vident International Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$580,866,987	$—	$—	$580,866,987
Short-Term Investments	1,009,905	—	—	1,009,905
Investments Purchased
with Securities
Lending Collateral	—	26,372,357	—	26,372,357
Total Investments
in Securities	$581,876,892	$26,372,357	$—	$608,249,249

^ See Schedule of Investments for country breakouts.

Vident Core U.S. Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$459,506,661	$—	$—	$459,506,661
Investment Companies	6,851,795	—	—	6,851,795
Short-Term Investments	411,261	—	—	411,261
Investments Purchased
with Securities
Lending Collateral	—	36,404,018	—	36,404,018
Total Investments
in Securities	$466,769,717	$36,404,018	$—	$503,173,735

^ See Schedule of Investments for sector breakouts.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

Vident Core U.S. Bond Strategy ETF

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$166,955,064	$—	$166,955,064
Mortgage Backed
Securities	—	60,212,630	—	60,212,630
U.S. Government
Agency Issues	—	1,909,931	—	1,909,931
U.S. Government
Notes/Bonds	—	248,134,763	—	248,134,763
Short-Term Investments	47,747,130	—	—	47,747,130
Total Investments
in Securities	$47,747,130	$477,212,388	$—	$524,959,518

^ See Schedule of Investments for sector breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Vident International Equity Fund

Common Stocks
Balance as of August 31, 2015	$105,225
Net Realized Gain (Loss)	(1,535,039)
Change in Net Unrealized Appreciation (Depreciation)	1,443,038
Purchases	—
Sales	(13,224)
Transfers Into Level 3	—
Transfers Out of Level 3	—
Balance as of August 31, 2016	—
Net Change in Unrealized Appreciation (Depreciation)
on securities held at August 31, 2016	—

For the fiscal year ended August 31, 2016, there were no transfers into or out of Level 1, 2 or 3. It is the Funds’ policy to record transfers into or out of Levels at the end of the period.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended August 31, 2016, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended August 31, 2016, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the fiscal year ended August 31, 2016, the Funds did not incur any interest or penalties.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

E.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis and net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year ended August 31, 2016, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid-In
	Income (Loss)	Gain (Loss)	Capital
Vident International Equity Fund	$(1,090,157)	$(24,111,020)	$25,201,177
Vident Core U.S. Equity Fund	(381,727)	(13,810,842)	14,192,569
Vident Core U.S. Bond Strategy ETF	—	(41,664)	41,664

During the fiscal year ended August 31, 2016, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains/ (losses) to paid-in capital.

Vident International Equity Fund	$25,328,761
Vident Core U.S. Equity Fund	$14,134,238
Vident Core U.S. Bond Strategy ETF	$41,664

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

J.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to August 31, 2016, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with the Sub-Adviser, transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Vident Investment Advisory, LLC is the Sub-Adviser for the Funds. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, Vident International Equity Fund pays the Adviser 0.68%, Vident Core U.S. Equity Fund pays the Adviser 0.55%, and Vident Core U.S. Bond Strategy ETF pays the Adviser 0.45% at an annual rate based on each Fund’s average daily net assets.  Prior to March 1, 2015, Vident International Equity Fund paid the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant and fund accountant. USBFS also serves as the transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Bank of New York Mellon acts as Vident International Equity Fund’s securities lending agent and U.S. Bank N.A. acts as Vident Core U.S. Equity Fund’s securities lending agent (the “Securities Lending Agents”). Bank of New York Mellon acts as Vident

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

International Equity Fund’s sub-custodian in connection with the Fund’s international investments (the “Sub-Custodian”).

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

Vident International Equity Fund and Vident Core U.S. Equity Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan plus accrued interest, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars shall be in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of August 31, 2016, the Vident International Equity Fund had loaned securities that were collateralized by both non-cash collateral and cash equivalents. Vident Core U.S. Equity Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Funds in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents. Non-cash collateral received by Vident International Equity Fund was in the form of long-term United States Government Obligations with a value of $4,806,230.

As of August 31, 2016, the values of the securities on loan and payable for collateral due to broker were as follows:

	Value of	Payable for Collateral
	Securities	Received (excludes
Fund	on Loan	non-cash collateral)
Vident International Equity Fund	$29,521,457	$26,372,357
Vident Core U.S. Equity Fund	$34,871,306	$36,404,018

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

Vident International Equity Fund receives cash as collateral in return for securities loaned as part of the securities lending program. The collateral is invested in various repurchase agreements with selected commercial banks and broker-dealers, under which the Fund acquires U.S. Government & Agency notes and bonds as collateral subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The value of the related collateral that the Fund received for repurchase agreements exceeded the value of the repurchase agreements at August 31, 2016. The Schedule of Investments for the Fund includes the particular cash collateral holdings as of August 31, 2016.

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statement of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the year ended August 31, 2016, were as follows:

Fund	Fees and Interest Earned
Vident International Equity Fund	$244,956
Vident Core U.S. Equity Fund	$255,014

SECURED BORROWINGS

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Vident International Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Government Agency
Repurchase Agreements	$26,326,423	$—	$—	$—	$26,326,423
Government Notes
& Bonds Repurchase
Agreements	45,934	—	—	—	45,934
U.S. Treasury Notes,
Bonds, and Inflation-
Protected Securities	—	—	—	4,806,230	4,806,230
Total Borrowings	$26,372,357	$—	$—	$4,806,230	$31,178,587

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

Vident Core U.S. Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Money Markets	$36,404,018	$—	$—	$—	$36,404,018
Total Borrowings	$36,404,018	$—	$—	$—	$36,404,018

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended August 31, 2016, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Fund	$701,638,661	$597,021,579
Vident Core U.S. Equity Fund	561,930,881	492,534,321
Vident Core U.S. Bond Strategy ETF	1,874,916,420	1,859,679,731

For the year ended August 31, 2016, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Vident International Equity Fund	$42,680,216	$199,078,438
Vident Core U.S. Equity Fund	48,497,855	69,530,568
Vident Core U.S. Bond Strategy ETF	34,875,355	13,356,719

There were no purchases or sales of U.S. Government securities in Vident International Equity Fund or Vident Core U.S. Equity Fund during the period.  Included in the amounts for Vident Core U.S. Bond Strategy ETF there were $383,544,707 of purchases and $321,551,688 of sales of U.S Government securities during the period.

NOTE 6 – TRANSACTIONS WITH AFFILIATES

The Vident U.S. Equity Fund transactions with affiliates represent holdings for which the Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.  The Vident U.S. Equity Fund had the following transactions with affiliates during the year ended August 31, 2016:

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

	Share Activity				Year Ended August 31, 2016
							Amount
							of Gain
						Dividends	(Loss)
	Balance			Balance		Credited	Realized
Security	Aug. 31,			Aug. 31,		to	on Sale
Name	2015	Purchases	Sales	2016	Value	Income	of Shares
WeatherStorm
Forensic
Accounting
Long Short
ETF	—	200,000	762	199,238	$6,851,795	$ —	$146

NOTE 7 – INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of August 31, 2016 were as follows:

			Vident
	Vident	Vident	Core U.S.
	International	Core U.S.	Bond Strategy
	Equity Fund	Equity Fund	ETF
Tax cost of investments	$580,477,961	$470,851,942	$517,542,234
Gross tax unrealized appreciation	54,926,863	49,182,831	8,596,122
Gross tax unrealized depreciation	(27,155,575)	(16,861,038)	(1,178,838)
Net tax unrealized appreciation	27,771,288	32,321,793	7,417,284
Undistributed ordinary income	4,236,919	652,946	7,066,526
Undistributed long-term gain	—	—	1,692,837
Total distributable earnings	4,236,919	652,946	8,759,363
Other accumulated (loss)	(155,016,592)	(65,817,491)	—
Total accumulated gain (loss)	$(123,008,385)	$(32,842,752)	$16,176,647

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales.  Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At August 31, 2016, the following Funds deferred, on a tax basis, post-October losses of:

Post October
Loss Deferral
Vident International Equity Fund	$(128,176,018)
Vident Core U.S. Equity Fund	—
Vident Core U.S. Bond Strategy ETF	—

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

At August 31, 2016, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
Vident International Equity Fund	$(11,375,599)	$(15,423,740)	Indefinite
Vident Core U.S. Equity Fund	$(61,220,212)	$(4,597,279)	Indefinite
Vident Core U.S. Bond Strategy ETF	—	—	N/A

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2016 was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$10,254,569	$—
Vident Core U.S. Equity Fund	$7,924,004	$—
Vident Core U.S. Bond Strategy ETF	$6,194,511	$—

The tax character of distributions paid by the Funds during the fiscal period ended August 31, 2015 was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$13,354,413	$—
Vident Core U.S. Equity Fund	$4,681,451	$7,503
Vident Core U.S. Bond Strategy ETF	$3,171,481	$—

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NASDAQ Global Market® (“NASDAQ”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 100,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

Units. Vident International Equity Fund charges $5,000, Vident Core U.S. Equity Fund charges $1,000 and Vident Core U.S. Bond Strategy ETF charges $750 for the standard fixed creation fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value.

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At August 31, 2016, Ronald Blue & Company, LLC, as beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

VIDENT FUNDS

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Vident International Equity Fund,
Vident Core U.S. Equity Fund, and Vident Core U.S. Bond Strategy ETF and
Board of Trustees of ETF Series Solutions

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vident International Equity Fund, Vident Core U.S. Equity Fund, and Vident Core U.S. Bond Strategy ETF (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended for Vident International Equity Fund and Vident Core U.S. Equity Fund, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended for Vident Core U.S. Bond Strategy ETF. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds, as of August 31, 2016, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 28, 2016

VIDENT FUNDS

TRUSTEES AND OFFICERS

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.  The Funds’ Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004.

		Term of		Number of	Other
	Position	Office		Portfolios	Directorships
	Held	and		in Fund	Held by
Name	with	Length		Complex	Trustee
and Year	the	of Time	Principal Occupation(s)	Overseen by	During Past
of Birth	Trust	Served	During Past Five Years	Trustee	Five Years
Interested Trustee
Leonard M.	Lead	Indefinite	Retired; formerly Chief	15	Independent
Rush, CPA	Indepen-	term;	Financial Officer,		Trustee,
Born: 1946	dent	since 2012	Robert W. Baird		Managed
	Trustee		& Co. Incorporated		Portfolio Series
	and		(2000–2011).		(35 portfolios);
	Audit				Director,
	Committee				Anchor
	Chairman				Bancorp
Wisconsin, Inc.
(2011–2013).

Ronald T.	Trustee	Indefinite	Retired; formerly Audit	15	None
Beckman, CPA	and	term;	Partner specializing in
Born: 1947	Nomi-	since 2012	investment management,
	nating		PricewaterhouseCoopers
	Committee		LLP (1972–2004).
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder and Chief	15	Independent
Born: 1967		term;	Investment Strategist,		Trustee,
		since 2012	Next Generation Wealth		Managed
			Management, Inc.		Portfolio Series
			(since 2005).		(35 portfolios).

Interested Trustee
Michael A. Castino	Trustee	Indefinite	Senior Vice President,	15	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since 2014;	Index Services, Zacks
		Chairman	Investment Management
		since 2013	(2011–2013).

VIDENT FUNDS

TRUSTEES AND OFFICERS
(Continued)

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
	Position(s)	Office
	Held	and
Name	with	Length
and Year	the	of Time
of Birth	Trust	Served	Principal Occupation(s) During Past Five Years
Paul R. Fearday,	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
CPA	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
Born: 1979	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Barolsky, Esq.	President	term; since	Thompson Hine LLP (law firm) (2008–2012).
Born: 1981	and	2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, USBFS (since 2015); Vice President,
Born: 1982	Compliance	term;	USBFS (2014–2015); Assistant Vice President,
	Officer	since 2015	USBFS (2011–2014).

Kristen M.	Treasurer	Indefinite	Vice President, USBFS (since 2015); Assistant Vice President,
Weitzel, CPA		term;	USBFS (2011-2015); Manager, PricewaterhouseCoopers LLP
Born: 1977		since 2014	(accounting firm) (2005–2011).
(other roles
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013); Compliance
Born: 1982	Secretary	term;	Representative, Quasar Distributors, LLC (2011–2013).
since 2015

VIDENT FUNDS

EXPENSE EXAMPLE
For the Six Months Ended August 31, 2016 (Unaudited)

As a shareholder of Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 – August 31, 2016).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLE
For the Six Months Ended August 31, 2016 (Unaudited) (Continued)

Vident International Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	March 1, 2016	August 31, 2016	the Period(a)	Expense Ratio
Actual	$1,000	$1,110	$3.61	0.68%
Hypothetical	$1,000	$1,022	$3.46	0.68%
(5% annual return
before expenses)

Vident Core U.S. Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	March 1, 2016	August 31, 2016	the Period(a)	Expense Ratio
Actual	$1,000	$1,125	$2.94	0.55%
Hypothetical	$1,000	$1,022	$2.80	0.55%
(5% annual return
before expenses)

Vident Core U.S. Bond Strategy ETF

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	March 1, 2016	August 31, 2016	the Period(a)	Expense Ratio
Actual	$1,000	$1,032	$2.30	0.45%
Hypothetical	$1,000	$1,023	$2.29	0.45%
(5% annual return
before expenses)

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 184/366, to reflect the one-half year period.

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Fund	23.45%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2016 was as follows:

Vident International Equity Fund	95.46%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

SHORT TERM CAPITAL GAIN
(Unaudited)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Fund	0.00%
Vident Core U.S. Equity Fund	0.00%
Vident Core U.S. Bond Strategy ETF	0.00%

VIDENT FUNDS

FOREIGN TAX CREDIT PASS THROUGH
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended August 31, 2016.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
Ordinary Income
Distribution
	Creditable	Per	Derived from
	Foreign Taxes	Share	Foreign
	Paid	Amount	Sourced Income
Vident International Equity Fund	$1,823,651	$0.0675	99.41%
Vident Core U.S. Equity Fund	—	—	—
Vident Core U.S. Bond Strategy ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 14, 2016 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the following agreements (collectively, the “Agreements”):

•
the Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of each of the Vident Core U.S. Equity Fund (“Vident U.S.”), Vident International Equity Fund (“Vident International”), and Vident Core U.S. Bond Strategy ETF (“Vident Bond”) (each a “Fund”); and

•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of each Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) limited historical performance of each Fund; (iii) the cost of the services provided and the profits realized by each firm and their affiliates from services rendered to each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fee for each Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser, the Sub-Adviser and their affiliates resulting from services rendered to each Fund.

The Board also considered that it had met with representatives from the Adviser and Sub-Adviser, along with other service providers of the Funds, during the course of the year to discuss additional oral and written information about each Fund and each firm, and the Board considered that information alongside the Materials in its evaluation of each firm’s fees and other aspects of the Agreements. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

The Board also considered other services currently provided by the Adviser to the Funds, such as overseeing the activities of the Sub-Adviser, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance.  The Board noted that it had received information regarding each Fund’s performance as of March 31, 2016 in the Materials. The Board considered that, because each Fund is designed to track the performance of an index managed by a third-party that is not affiliated with the Adviser and the trading for each Fund is handled by the Sub-Adviser, the performance of the Funds could not be directly attributed to the activities of the Adviser.

Cost of Services Provided and Economies of Scale.  The Board then reviewed the expense ratio for each Fund and compared each Fund’s expense ratio to an appropriate universe of its peers.

Vident Core U.S. Bond Strategy ETF: The Board reviewed the expense ratio for Vident Bond and compared it to the universe of US Intermediate-Term Bond exchange traded funds (“ETFs”) as reported by Morningstar. The Board noted that, while the expense ratio for Vident Bond was higher than the category’s median, it was generally in line with its most similar peers. The Board further noted that the peer group contained a number of low-cost funds that are part of large fund families frequently engaged in price wars. The Board noted that the costs of such “peer” funds may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

Vident Core U.S. Equity Fund: The Board reviewed the expense ratio for Vident U.S. and compared it to the universe of U.S. Mid-Cap Value ETFs as reported by Morningstar. The Board noted that, while the expense ratio for Vident U.S. was higher than the category’s median, it was generally in line with its most similar peers. The Board further noted that the peer group contained a number of low-cost funds that are part of large fund families frequently engaged in price wars. The Board noted that the costs of such “peer” funds may not allow for an apt

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

Vident International Equity Fund: The Board reviewed the expense ratio for Vident International and compared it to the universe of U.S. Foreign Large Blend ETFs as reported by Morningstar. The Board noted that, while the expense ratio for Vident International was higher than the category’s median, it was generally in line with its most similar peers. The Board further noted that the peer group contained a number of low-cost funds that are part of large fund families frequently engaged in price wars. The Board noted that the costs of such “peer” funds may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning that each Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with each Fund and its sponsor, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board noted that it intends to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent and Quality of Services Provided. The Board considered the scope of services provided to the Funds under the Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to the Funds, as well as

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

other ETFs. The Board noted the responsibilities that VIA has as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

In considering the nature, extent and quality of the services provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio management personnel primarily responsible for the day-to-day management of the Funds.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance as of March 31, 2016. The Board considered that, because each Fund is designed to track the performance of an index, the relevant consideration is the extent to which each Fund tracked its respective index.

Vident Core U.S. Bond Strategy ETF: The Board noted that for the one-year period, Vident Bond slightly underperformed its index after fees and expenses; however, they also noted that VIA has been the Sub-Adviser for Vident Bond for less than two years, which was a short period of time by which to judge the Sub-Adviser’s performance.

Vident Core U.S. Equity Fund: The Board noted that for the one-year period, Vident U.S. slightly outperformed its index; however, they also noted that VIA has been the Sub-Adviser for Vident U.S. for less than two years, which was a short period of time by which to judge the Sub-Adviser’s performance.

Vident International Equity Fund: The Board noted that for the one-year period, Vident International underperformed its index after fees and expenses; however, they also that VIA has been the Sub-Adviser for Vident International for less than two years, which was a short period of time by which to judge the Sub-Adviser’s performance.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by ETC to VIA for its services to the Funds. The Board considered that the fees paid to VIA are paid by the adviser from the fee the adviser receives from the applicable Fund and noted that each fee reflected an arm’s-length negotiation between ETC and VIA.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfinancialsolutions.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information ((“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntfinancialsolutions.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2)  the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to their daily net asset value (NAV) is available, without charge, on the Funds’ website at www.videntfinancialsolutions.com.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma  73120

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Pkwy, Suite 330
Roswell, Georgia  30076

Index Provider
Vident Financial, LLC
300 Colonial Center Pkwy, Suite 150
Roswell, Georgia  30076

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004-2541

Vident International Equity Fund	Vident Core U.S. Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Vident Core U.S. Bond Strategy ETF
Symbol – VBND
CUSIP – 26922A602

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Vident International Equity Fund
	FYE 8/31/2016	FYE 8/31/2015
Audit Fees	$16,000	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Vident Core U.S Equity Fund
	FYE 8/31/2016	FYE 8/31/2015
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Vident Core U.S Bond Strategy ETF
	FYE 8/31/2016	FYE 8/31/2015
Audit Fees	$15,500	$15,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Vident International Equity Fund
	FYE 8/31/2016	FYE 8/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Vident Core U.S. Equity Fund
	FYE 8/31/2016	FYE 8/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Vident Core U.S. Bond Strategy ETF
	FYE 8/31/2016	FYE 8/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Vident International Equity Fund
Non-Audit Related Fees	FYE 8/31/2016	FYE 8/31/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Vident Core U.S. Equity Fund
Non-Audit Related Fees	FYE 8/31/2016	FYE 8/31/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Vident Core U.S. Bond Strategy ETF
Non-Audit Related Fees	FYE 8/31/2016	FYE 8/31/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Ronald T. Beckman, David A. Massart, and Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date     November 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date     November 1, 2016

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date     November 1, 2016

* Print the name and title of each signing officer under his or her signature.